Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The Fees to our Managers comprised the following:

	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2016	2017	2018
Ship Management Fees	$11,611	$13,511	$16,536
Supervision Fees	1,925	550	275
Commissions	972	700	586